Provisions for pensions and similar obligations	12 Months Ended
Dec. 31, 2021
Provisions for pensions and similar obligations

21.	Provisions for pensions and similar obligations

On December 31, 2021 the balance of provisions for pension funds and similar obligations totaled R$2,728,126 (2020 - R$3,929,265 and 2018 - R$4,960,620).

I. Supplemental Pension Plan

Banco Santander and its subsidiaries sponsor the closed pension entities for the purpose of granting pensions and supplementary pensions over those granted by the Social Security, as defined in the basic regulations of each plan.

●	Banesprev - Fundo Banespa de Seguridade Social (Banesprev)

- Plan I: defined benefit plan fully sponsored by Banco Santander, it covers employees hired after May 22, 1975 called Participants Recipients, and those hired until May 22, 1975 called Participants Aggregates, who are also entitled to death benefits. This plan is closed to new entrants since March 28, 2005.

- Plan II: defined benefit plan, constituted from July 27, 1994, effective of the new text of the Statute and Regulations of the Basic Plan II, Plan I participants who chose the new plan began to contribute to the rate of 44.9% stipulated by the actuary for funding each year, introduced in April 2012 extraordinary cost to the sponsor and participants, as agreed with the PREVIC - Superintendence of Pension Funds, due to deficit in the plan. This plan is closed to new entrants since June 3, 2005.

- Plan III: defined benefit plan fully sponsored by Banco Santander, it covers employees hired until May 22, 1975, closed and paid off.

- Supplemental Pension Plan Pré 75: defined benefit plan was created in view of the privatization of Banespa and is managed by Banesprev and offered only to employees hired before May 22, 1975, which its effective date is January 1, 2000. This plan is closed to new entrants since April 28, 2000.

- Plan I: variable contribution plan, for employees hired after May 22,1975, previously served by the Plans I and II. This plan receives contributions from the sponsor and the participants. The benefits are in the form of defined contribution during the period of contribution and defined benefit during the receipt of benefit, if paid as monthly income for life. Plan is closed to new entrants since September 1, 2005.

- Plan II: variable contribution plan, designed for employees hired as of November 27, 2000, in which the sponsor only contributes to the risk benefits and administrative expenses. In this plan the benefit is set in the form of defined contribution during the period of contribution and defined benefit during the receipt of benefits in the form of monthly income for life, in whole or in part of the benefit. The risk benefits of the plan are in defined benefit. This plan is closed to new entrants since July 23, 2010.

- Three plans (DCA, DAB and CACIBAN): additional retirement and former employees associated pension, arising from the process of acquisition of the former Banco Meridional, established under the defined benefit plan. The plans were closed to new participants prior to the acquisition of Grupo Bozano Simonsen by Banco Santander in November 1999.

- Plan Sanprev I: defined benefit plan, established on September 27, 1979, covering employees enrolled in the plan sponsor and it is in process of extinction since June 30, 1996.

- Plan Sanprev II: plan that provides insurance risk, pension supplement temporary, disability retirement annuity and the supplemental death and sickness allowance and birth, including employees enrolled in the plan sponsor and is funded solely by sponsors through monthly contributions, as indicated by the actuary. This plan is closed to new entrants since March 10, 2010.

- Plan Sanprev III: variable contribution plan covering employees of the sponsors who made the choice to contribute, by contribution freely chosen by participants from 2% of their salary. That the benefit plan is a defined contribution during the contribution and defined benefit during the receipt of the benefit, being in the form of monthly income for life, in whole or in part of the benefit. This plan is closed to new entrants since March 10, 2010.

●	Sanprev – Santander Associação de Previdência (Sanprev)

Closed-End Private Pension Entity that used to manage three benefit plans, 2 in the Defined Benefit modality and 1 in the modality of Variable Contribution, whose process of management transfer of these plans to Banesprev occurred in January 2017. According to Portaria 389 of PREVIC, of May 8, 2018, it was approved the closure of the authorization of operation of Sanprev.

●	Bandeprev - Bandepe Previdência Social (Bandeprev)

Defined benefit plan, sponsored by Banco Bandepe and Banco Santander, managed by Bandeprev. The plans are divided into basic plan and special retirement supplement plan, with different eligibility requirements, contributions and benefits by subgroups of participants. The plans are closed to new entrants since 1999 for Banco Bandepe’s employees and for others since 2011.

●	Other Plans

SantanderPrevi - Sociedade de Previdência Privada (SantanderPrevi): it´s a closed-end private pension entity with the purpose of constitution and implementation of social security pension plans, complementary to the social security contribution, in the form of actual legislation.

The Retirement Plan of SantanderPrevi is structured as Defined Contribution and closed to new members since July 2018 as approved by PREVIC, with contributions shared between sponsors and plan participants. The appropriate values by the sponsors in the year of 2021 was R$69,142 (2020 – R$69,142 e 2019 – R$110,325).

It has 10 cases of lifetime income with benefits arising from the previous plan.

SBPREV - Santander Brasil Open Pension Plan: As from January 2, 2018, Santander started to offer this new optional supplementary pension plan for new employees hired and for employees who are not enrolled in any other pension plan managed by the Closed Entities Complementary Pension Plan of the Group. This new program includes the PGBL- Free Benefit Generation Plan and VGBL-Free Benefit Generator Life managed by Icatu Seguros, the Open Entity of Complementary Pension Plan, which are open for new accessions, with similar characteristics to SantanderPrevi's plan. the instituting / stipulating companies and the participants in the plans. The appropriated values by the sponsors in the year of 2021 were R$17,880 (2020 – R$14,054).

II. Health and Dental Care Plan

• Cabesp - Caixa Beneficente dos Funcionários do Banco do Estado de São Paulo S.A.:

Entity that covers health and dental care expenses of employees hired until Banespa privatization in 2000, as defined in the entity's bylaws.

• HolandaPrevi’s Retirees (current corporate name of SantanderPrevi):

For the health care plan Retirement has lifetime nature and is a closed group. In his termination the employee should have completed 10 years of employment with Banco Real and 55 years of age. In this case it was offered the continuity of health care plan where the employee pays 70% and the Bank pays 30% of the monthly payment. This rule lasted until December, 2002 and after this period that the employee got terminated with the status Retired Holandaprevi, he pays 100% of the health plan monthly payment.

• Former employees of Banco Real S.A. (Retiree by Circulars):

It grants entitlement to healthcare to former employees of Banco Real, with lifetime benefit it was granted in the same condition as the active employee, in this case, with the same coverage and plan design.

Eligible only for basic plans and premium apartment, if the beneficiary chooses for the apartment plan he pays the difference between the plans plus the co-participation in the basic plan. Not allowed new additions of dependents. It is subsidized in 90% of the plan.

• Bandeprev’s retirees:

Health care plan granted to Bandeprev’s retirees as a lifetime benefit, for which Banco Santander is responsible for subsidizing 50% of the benefits of employees retired until November 27, 1998. For whom retired after this date, the subsidy is 30%.

• Directors with Lifetime Benefits (Lifetime Directors):

Lifetime health care benefit granted to a small closed group of former directors coming from Banco Sudameris, being 100% subsidized by the Bank.

• Health Directors:

Directors, Executive Directors, Vice-President Directors and Chief Executive Officer, may, by choice, choose to remain medical assistance, in case of termination of the link with Banco Santander or companies in its conglomerate without cause; as long as they comply the following requirements: have contributed for at least 3 (three) years to the health plan; having served as a director at Banco Santander or companies its conglomerate for at least 3 (three) years; be 55 years of age. The plan will be maintained in the same way as the DIRECTOR enjoyed at the time of his dismissal, including the payment of his share, which must be paid by bank slip. The dependents active at the time of termination will be kept on the same plan as the director, and the inclusion of new dependents in no chance.

• Free Clinic:

Health care plan (free clinic) is offered for a lifetime to retirees who have contributed to the Foundation Sudameris for at least 25 years and has difference in default if the user chooses apartment. The plan is only offered in standard infirmary where the cost is 100% of the Foundation Sudameris.

• Life insurance for Banco Real’s retirees (Life Insurance):

For Retirees from Circulars: indemnity in case of Natural Death, Disease Disability, Accidental Death. The subsidy is 45% of the value. It is a closed group.

• Life Insurance Assistance Boxes (Life Insurance):

Included in the bulk of the life insurance in December 2018 the insurance of the retirees of the DCA, DAB and CACIBAN plans. This insurance was granted to retirees of the former Southern Bank, coverage was according to the choice of retiree at the time of joining the benefit. The Bank's allowance is 50% of the premium amount for the holder and some retirees have the spouse clause bearing 100% of the cost. The plan is closed for new participants.

Additionally, it is assured to retired employees, since they meet to certain legal requirements and fully pay their respective contributions, the right to be maintaining as a beneficiary of the Banco Santander health plan, in the same conditions for healthcare coverage, taken place during their employment contract. Banco Santander provisions related to these retired employees are calculated using actuarial based in the present value of the current cost.

III. Actuarial Techniques

The amount of the defined benefit obligations was determined by independent actuaries using the following actuarial techniques:

• Valuation method:

Projected unit credit method, which uses each year of service as giving rise to an additional unit of benefit entitlement and measures each unit separately.

• Nominal discount rate for actuarial obligation and calculation of interest on assets

- Banesprev, Sanprev, SantanderPrevi, Bandeprev and Other Plans – 8.39% (2020 – 6.8% e 2019 – 7.1%).

- Cabesp, Law 9,656 and others obligations – 8.44% (2020 – 7.1% e 2019 – 7.2%).

• Estimated long-term inflation rate

- Banesprev, Sanprev, SantanderPrevi, Bandeprev and Other Plans – 3.0% (2020 – 3.3% e 2019 – 3.5%).

• Estimate salary increase rate

- Banesprev, Sanprev, SantanderPrevi, Bandeprev Básico and Other Plans – 3.52% (2020 – 3.8% e 2019 – 4.0%).

The funding status of the defined benefit obligations in 2021 and in the last 2 years are as follows:

	2021	2020	2019

Present value of the obligations - Post-employment plans:
To current employees	320,202	478,837	687,786
Vested obligations to retired employees	26,183,758	28,202,580	27,369,696
	26,503,960	28,681,417	28,057,482

Less:
Fair value of plan assets	28,321,826	28,634,891	25,822,890
Unrecognized assets (1)	(3,645,083)	(2,762,220)	(1,346,547)
Provisions – Post-employment plans, net	1,827,217	2,808,746	3,581,139

Present value of the obligations - Other similar obligations:
To current employees	97,004	135,902	204,439
Vested obligations to retired employees	5,026,865	5,782,124	6,047,368
	5,123,869	5,918,026	6,251,807

Less:
Fair value of plan assets	5,096,262	5,398,667	5,222,517
Unrecognized assets (1)	(585,495)	(240,010)	-
Provisions – Other similar obligations, net	613,101	759,370	1,029,290

Total provisions for pension plans, net	2,440,318	3,568,115	4,610,429
Of which:
Actuarial provisions	2,728,126	3,929,265	4,960,620
Actuarial assets (note 15)	287,808	361,149	350,191
(1)	Refers to fully funded surplus plans Banesprev I and III, Sanprev I,II and III and Bandeprev.

The amounts recognized in the consolidated income statement in relation to the aforementioned defined benefit obligations are as follows:

Post-Employment Plans
	2021	2020	2019

Staff costs - Current service costs (note 39)	1,799	4,186	2,774
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	(81,681)	108,268	149,232
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	252,608	97,291	100,346
Other movements - Extraordinary charges	2,117	16,786	(1,101)
Total	174,843	226,532	251,251

Other Similar Obligations
	2021	2020	2019

Staff costs - Current service costs (note 39)	6,820	5,860	8,142
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	14,985	71,374	61,845
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	31,500	-	3,173
Other movements - Extraordinary charges(2)	(135)	(142)	22,624
Total	53,170	77,092	95,784

The changes in the present value of the accrued defined benefit obligations were as follows:

	Post-Employment Plans
	2021	2020	2019

Present value of the obligations at beginning of year	28,681,417	28,057,482	24,013,207
Current service cost (Note 39)	1,799	4,186	2,774
Interest cost	1,971,031	1,940,515	2,087,484
Benefits paid	(2,159,866)	(2,060,960)	(1,960,103)
Actuarial (gains)/losses	(1,992,512)	722,261	3,908,350
Others	2,091	17,933	5,770
Present value of the obligations at end of year	26,503,960	28,681,417	28,057,482

	Other Similar Obligations
	2021	2020	2019

Present value of the obligations at beginning of year	5,918,026	6,251,807	4,789,072
Current service cost (Note 39)	6,820	5,860	8,142
Interest cost	417,536	448,836	443,837
Benefits paid	(373,341)	(337,742)	(378,782)
Actuarial (gains)/losses	(845,173)	(450,735)	1,366,837
Other	-	-	22,701
Present value of the obligations at end of year	5,123,869	5,918,026	6,251,807

The changes in the fair value of the plan assets were as follows:

	Post-Employment Plans
	2021	2020	2019

Fair value of plan assets at beginning of year	28,634,891	25,822,890	22,708,990
Interest (Expense) Income	2,052,712	1,832,247	1,938,252
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(791,317)	2,994,598	3,087,544
Contributions/(surrenders)	589,006	49,716	51,807
Of which:
By the Bank	585,437	44,970	44,752
By plan participants	3,569	4,746	7,055
Benefits paid	(2,159,866)	(2,060,960)	(1,960,103)
Exchange differences and other items	(3,600)	(3,600)	(3,600)
Fair value of plan assets at end of year	28,321,826	28,634,891	25,822,890

	Other Similar Obligations
	2021	2020	2019

Fair value of plan assets at beginning of year	5,398,667	5,222,517	4,157,251
Interest (Expense) Income	402,551	377,462	381,992
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(521,100)	(34,409)	915,626
Contributions/(surrenders)	151,926	132,416	107,037
Of which:
By the Bank	151,926	132,416	107,037
Benefits paid	(335,781)	(299,319)	(339,389)
Fair value of plan assets at end of year	5,096,263	5,398,667	5,222,517

Breakdown of gains (losses) actuarial by experience, financial assumptions and demographic hypotheses:

			Post-Employment Plans
	2021	2020	2019
Experience Plan	(2,640,120)	(807,895)	(446,444)
Changes in Financial Assumptions	4,632,632	85,634	(2,615,119)
Changes in Financial Demographic	-	-	1,228
Gain (Loss) Actuarial - Obligation	1,992,512	(722,261)	(3,060,335)
Return on Investment, Return Unlike Implied Discount Rate	(791,317)	2,994,598	2,624,960
Gain (Loss) Actuarial - Asset	(791,317)	2,994,598	2,624,960
Changes in Surplus / Deficit Uncollectible	(630,255)	(1,318,382)	(164,428)

			Other Similar Obligations
	2021	2020	2019
Experience Plan	(290,878)	289,237	(209,175)
Changes in Financial Assumptions	1,136,497	182,120	(1,157,662)
Changes in Financial Demographic	(446)	(20,621)	-
Gain (Loss) Actuarial - Obligation	845,173	450,735	(1,366,837)
Return on Investment, Return Unlike Implied Discount Rate	(521,100)	(34,409)	915,626
Gain (Loss) Actuarial - Asset	(521,100)	(34,409)	915,626
Changes in Surplus Uncollectible	(313,984)	(240,010)	71,698

The experience adjustments arising from plan assets and liabilities are shown bellow:

	Post - Employment Plans
	2021	2020	2019

Experience in Net Assets Adjustments	(791,317)	2,994,598	2,624,960

	Other Similar Obligations
	2021	2020	2019

Experience in Net Assets Adjustments	(521,100)	(34,409)	915,626

The amounts of actuarial obligation of defined benefit plans not covered and defined benefit plans partially or totally covered are shown below:

2021	2020	2019

613,101	759,370	815,929
31,014,727	33,840,073	33,493,360

The main categories of plan assets as a percentage of total plan assets are as follows:

	2021	2020	2019

Debt instruments	96.68%	97.41%	92.92%
Properties	0.17%	0.17%	0.26%
Other	3.15%	2.45%	6.82%

The expected return on plan assets was determined based on the market expectations for returns over the duration of the related obligations.

The actual return on plan assets was R$1,198,815 (2020 - R$4,826,845 e 2019 - R$6,301,111).

The following table shows the estimated benefits payable for the next ten years from December 31, 2021:

2022	2,511,841
2023	2,561,598
2024	2,608,572
2025	2,651,957
2026	2,691,303
2027 to 2031	13,884,478
Total	26,909,749

Assumptions about the rates related to medical care costs have a significant impact on the amounts recognized in income. The change of one percentage point in the medical care cost rates would have the effects as follows:

						Sensitivity
		2021		2020		2019
	Current Service Cost and Interest	Present Value of Obligations	Current Service Cost and Interest	Present Value of Obligations	Current Service Cost and Interest	Present Value of Obligations
Discount Rate
(+)0,5%	(25,444)	(305,114)	(28,711)	(402,547)	(31,672)	(440,072)
(-)0,5%	28,133	337,349	32,099	450,049	35,572	494,257
Boards of Mortality
Applied (+) 2 years	(44,619)	(535,039)	(47,637)	(667,904)	(51,720)	(718,632)
Applied (-) 2 years	47,934	574,793	54,226	760,289	56,687	787,636
Cost of Medical Care
(+)0,5%	31,280	375,089	34,718	486,769	38,388	533,380
(-)0,5%	(28,762)	(344,891)	(31,637)	(443,569)	(35,060)	(487,146)

The following table shows the duration of the actuarial liabilities of the plans sponsored by Banco Santander:

Plans	Post - Employment Plans

Duration (in years)
Banesprev Plans I	12.57
Banesprev Plans II	12.92
Banesprev Plans III	11.54
Banesprev Plans IV	14.82
Banesprev Plans V	9.51
Banesprev Pre-75	10.45
Sanprev I	6.79
Sanprev II	12.76
Sanprev III	11.06
Bandeprev Basic	10.53
Bandeprev Special I	7.23
Bandeprev Special II	6.46
SantanderPrevi	8.11
CACIBAN / DAB / DCA	7.27/ 5.93/ 6.47

Plans	Other Similar Obligations

Cabesp	16.03
Bandepe	18.03
Free Clinic	12.28
Lifetime officers	9.36
Health officers	30.28
Circulars (1)	11.62 E 12.97
Life Insurance	8.04

(1) The duration 12.15 refers to the plan of Former Employees of Banco ABN Amro and 11.93 to the plan of Former Employees of Banco Real.

Actuarial Assumptions Adopted in Calculations

		2021		2020		2019
	Pension	Health	Pension	Health	Pension	Health
Nominal Discount Rate for Actuarial Obligation	8.4%	8.4%	6.8%	7.1%	7.1%	7.2%
Rate Calculation of Interest Under Assets to the Next Year	8.4%	8.4%	6.8%	7.1%	7.1%	7.2%
Estimated Long-term Inflation Rate	3.0%	3.0%	3.3%	3.3%	3.5%	3.5%
Estimated Salary Increase Rate	3.5%	N/A	3.8%	N/A	4.0%	4.0%
Mortality tables	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000